Impairment charges	12 Months Ended
Sep. 30, 2019
Impairment charges
Impairment charges

Note 6. Impairment charges

Accounting policy

As comparatives have not been restated upon the adoption of AASB 9 the accounting policy applied in 2019 differs to that applied in comparative periods. The accounting policy applied in comparative periods is discussed in Note 39. The accounting policy applied in 2019 is as follows.

Impairment charges are based on an expected loss model which measures the difference between the current carrying amount and the present value of expected future cash flows taking into account past experience, current conditions and multiple probability-weighted macroeconomic scenarios for reasonably supportable future economic conditions.  Further details of the calculation of expected credit losses and the critical accounting assumptions and estimates relating to impairment charges are included in Note 13.

Impairment charges are recognised in the income statement, with a corresponding amount recognised as follows:
▪ Loans, debt securities at amortised cost and due from subsidiaries balances: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Note 13);
▪ Debt securities at FVOCI: in reserves in other comprehensive income with no reduction of the carrying value of the debt security (refer to Note 28); and
▪ Credit commitments: as a provision (refer to Note 27).
Uncollectable loans

A loan may become uncollectable in full or part if, after following the Group’s loan recovery procedures, the Group remains unable to collect that loan’s contractual repayments. Uncollectable amounts are written off against their related provision for expected credit losses, after all possible repayments have been received.

Where loans are secured, amounts are generally written off after receiving the proceeds from the security, or in certain circumstances, where the net realisable value of the security has been determined and this indicates that there is no reasonable expectation of full recovery, write-off may be earlier. Unsecured consumer loans are generally written off after 180 days past due.

The Group may subsequently be able to recover cash flows from loans written off. In the period which these recoveries are made, they are recognised in the income statement.

The following table details impairment charges for year ending 30 September 2019 based on the requirements of AASB 9.

	Consolidated	Parent Entity
$m	2019	2019
Provisions raised/(released)
Performing	(209)	(180)
Non-performing	1,175	1,073
Recoveries	(172)	(143)
Impairment charges	794	750
of which relates to:
Loan and credit commitments	794	750
Impairment charges	794	750

As comparatives have not been restated for the adoption of AASB 9, the following table details impairment charges for comparative year ends based on the requirements of AASB 139. Once AASB 9 has been effective for all comparative year ends, this table will no longer be presented.

	Consolidated		Parent Entity
$m	2018	2017	2018
Individually assessed provisions raised	371	610	341
Write-backs	(150)	(288)	(131)
Recoveries	(179)	(168)	(138)
Collectively assessed provisions raised	668	699	610
Impairment charges	710	853	682

There were no impairment charges for debt securities at FVOCI, debt securities at amortised cost and due from subsidiaries balances.